Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024
Unaudited Interim Condensed Consolidated Statements Of Changes In Shareholders Equity [Abstract]
Other comprehensive income (loss), net of tax (expense)		$ (4,844)